Financial instruments and concentration of credit risks	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Financial instruments and concentration of credit risks	Financial instruments and concentration of credit risks
Due to its foreign operations, the company is exposed to the effects of foreign currency exchange rate fluctuations on the U.S. dollar, principally related to intercompany account balances. The company uses derivative financial instruments to reduce its exposure to market risks from changes in foreign currency exchange rates on such balances. The company enters into foreign exchange forward contracts, generally having maturities of three months or less, which have not been designated as hedging instruments. At December 31, 2024 and 2023, the notional amount of these contracts was $501.3 million and $488.4 million, respectively. The fair value of these forward contracts is based on quoted prices for similar but not identical financial instruments; as such, the inputs are considered Level 2 inputs.
The following table summarizes the fair value of the company’s foreign exchange forward contracts.

As of December 31,	2024	2023
Balance Sheet Location
Prepaid expenses and other current assets	$0.1	$9.0
Other accrued liabilities	9.5	0.1
Total fair value	$(9.4)	$8.9
The following table summarizes the location and amount of gains (losses) recognized on foreign exchange forward contracts.

Year Ended December 31,	2024	2023	2022
Statement of Income Location
Other (expense), net	$(35.6)	$13.5	$(39.3)
Other financial instruments include temporary cash investments and customer accounts receivable. Temporary investments are placed with creditworthy financial institutions, primarily in money market funds, time deposits and certificate of deposits, which may be withdrawn at any time at the discretion of the company without penalty. At December 31, 2024 and 2023, the company’s cash equivalents principally have maturities of less than one month or can be withdrawn at any time at the discretion of the company without penalty. Due to the short maturities of these instruments, they are carried on the consolidated balance sheets at cost plus accrued interest, which approximates fair value. Receivables are due from a large number of customers that are dispersed worldwide across many industries. At December 31, 2024 and 2023, the company had no significant concentrations of credit risk with any one customer.